SUPPLEMENT DATED JUNE 16, 2020
TO

PROSPECTUS DATED APRIL 29, 2020
FOR FUTURITY CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective September 1, 2020, the name of the following investment option will be changed:

Current Name	New Name

MFS® Strategic Income Portfolio	MFS® Income Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.